Restatement of Financial Results As of And For The Nine Months Ended September 30, 2021 (Unaudited) - Summary of Condensed Consolidated Balance Sheet (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 8,701,895		$ 18,494,248
Accounts receivable, net of allowances for doubtful accounts of $610,001	7,015,278		5,046,497
Inventories	448,771		274,311
Prepaid production costs	986,498		283,553
Prepaid expenses and other current assets	4,422,307		623,292
Total current assets	21,574,749		24,721,901
Non-current assets
Property and equipment, net	9,528,427		2,664,366
Other non-current assets	534,915		336,923
Total Assets	31,638,091		27,723,190
Current liabilities:
Accounts payable	3,987,129		1,528,790
Accrued compensation	3,096,556		1,350,539
Accrued and other liabilities	11,610,233		167,384
Advances from customers	258,089		25,012
Warrant liability	2,968,435		199,408
Current portion of long-term debt	13,265,588		413,930
Accrued liabilities – related parties	2,513,347		1,313,062
Total current liabilities	37,699,377		5,003,475
Other long-term liabilities	396,258		0
Term loans - net of current portion and debt issuance costs	16,775,836		314,389
Related party convertible notes and derivative liabilities	16,856,558		0
Total liabilities	71,728,029		5,317,864
Commitments and Contingencies
Temporary equity
Common stock subject to possible redemption	74,290,250		74,290,250
Stockholders' deficit
Common Stock, $0.0001 par value, 31,000,000 authorized; 3,955,279 shares issued and outstanding as of September 30, 2021	404		343
Accumulated deficit	(123,272,373)		(55,388,475)
Treasury Stock, held at cost; 650,000 shares outstanding as of September 30, 2021	(221,000)		(221,000)
Additional paid-in capital	9,112,781		3,724,208
Total stockholders' (deficit) equity	(114,380,188)		(51,884,924)		$ (31,412,734)
Total liabilities and stockholders' (deficit) equity	31,638,091		27,723,190
Series Seed Preferred stock [Member]
Temporary equity
Common stock subject to possible redemption	1,892,812		1,892,812
Series Seed - 1 Preferred stock [Member]
Temporary equity
Common stock subject to possible redemption	2,892,300		2,892,300
Series A - 1 Preferred stock [Member]
Temporary equity
Common stock subject to possible redemption	5,714,281		5,714,281
Series A - 2 Preferred stock [Member]
Temporary equity
Common stock subject to possible redemption	2,778,882		2,778,882
Series A - 3 Preferred stock [Member]
Temporary equity
Common stock subject to possible redemption	4,285,715		4,285,715
Series B Preferred stock [Member]
Temporary equity
Common stock subject to possible redemption	$ 56,726,260		56,726,260
Restatement impact [Member]
Current assets
Accounts receivable, net of allowances for doubtful accounts of $610,001		$ 2,100,000
Non-current assets
Property and equipment, net		1,700,000
Accounting Standards Update 2014-09 [Member]
Current assets
Cash and cash equivalents		11,453,360
Accounts receivable, net of allowances for doubtful accounts of $610,001		6,145,579
Inventories		550,174
Prepaid production costs		1,325,861
Prepaid expenses and other current assets		3,296,696
Total current assets		22,771,670
Non-current assets
Property and equipment, net		7,844,459
Other non-current assets		357,953
Total Assets		30,974,082
Current liabilities:
Accounts payable		2,213,089
Accrued compensation		1,462,200
Accrued and other liabilities		8,514,955
Advances from customers		215,399
Warrant liability		2,713,024
Current portion of long-term debt		13,590,029
Accrued liabilities – related parties		2,242,776
Total current liabilities		30,951,472
Other long-term liabilities		230,630
Term loans - net of current portion and debt issuance costs		7,940,386
Related party convertible notes and derivative liabilities		9,244,326
Total liabilities		48,366,814
Commitments and Contingencies		0
Temporary equity
Common stock subject to possible redemption		74,290,250
Stockholders' deficit
Common Stock, $0.0001 par value, 31,000,000 authorized; 3,955,279 shares issued and outstanding as of September 30, 2021		396
Accumulated deficit		(100,372,932)
Treasury Stock, held at cost; 650,000 shares outstanding as of September 30, 2021		(221,000)
Additional paid-in capital		8,910,554
Total stockholders' (deficit) equity		(91,682,982)	$ (51,884,924)
Total liabilities and stockholders' (deficit) equity		30,974,082
Accounting Standards Update 2014-09 [Member] | Series Seed Preferred stock [Member]
Temporary equity
Common stock subject to possible redemption		1,892,812
Accounting Standards Update 2014-09 [Member] | Series Seed - 1 Preferred stock [Member]
Temporary equity
Common stock subject to possible redemption		2,892,300
Accounting Standards Update 2014-09 [Member] | Series A - 1 Preferred stock [Member]
Temporary equity
Common stock subject to possible redemption		5,714,281
Accounting Standards Update 2014-09 [Member] | Series A - 2 Preferred stock [Member]
Temporary equity
Common stock subject to possible redemption		2,778,882
Accounting Standards Update 2014-09 [Member] | Series A - 3 Preferred stock [Member]
Temporary equity
Common stock subject to possible redemption		4,285,715
Accounting Standards Update 2014-09 [Member] | Series B Preferred stock [Member]
Temporary equity
Common stock subject to possible redemption		56,726,260
Accounting Standards Update 2014-09 [Member] | As previously reported [Member]
Current assets
Cash and cash equivalents		11,453,360
Accounts receivable, net of allowances for doubtful accounts of $610,001		8,208,471
Inventories		550,174
Prepaid production costs		1,325,861
Prepaid expenses and other current assets		3,296,696
Total current assets		24,834,562
Non-current assets
Property and equipment, net		9,487,287
Other non-current assets		357,953
Total Assets		34,679,802
Current liabilities:
Accounts payable		2,213,089
Accrued compensation		1,462,200
Accrued and other liabilities		9,753,335
Advances from customers		215,399
Warrant liability		2,713,024
Current portion of long-term debt		13,590,029
Accrued liabilities – related parties		2,242,776
Total current liabilities		32,189,852
Other long-term liabilities		230,630
Term loans - net of current portion and debt issuance costs		7,940,386
Related party convertible notes and derivative liabilities		9,244,326
Total liabilities		49,605,194
Commitments and Contingencies
Temporary equity
Common stock subject to possible redemption		74,290,250
Stockholders' deficit
Common Stock, $0.0001 par value, 31,000,000 authorized; 3,955,279 shares issued and outstanding as of September 30, 2021		396
Accumulated deficit		(97,905,592)
Treasury Stock, held at cost; 650,000 shares outstanding as of September 30, 2021		(221,000)
Additional paid-in capital		8,910,554
Total stockholders' (deficit) equity		(89,215,642)		$ (89,215,642)	$ (51,884,924)
Total liabilities and stockholders' (deficit) equity		34,679,802
Accounting Standards Update 2014-09 [Member] | As previously reported [Member] | Series Seed Preferred stock [Member]
Temporary equity
Common stock subject to possible redemption		1,892,812
Accounting Standards Update 2014-09 [Member] | As previously reported [Member] | Series Seed - 1 Preferred stock [Member]
Temporary equity
Common stock subject to possible redemption		2,892,300
Accounting Standards Update 2014-09 [Member] | As previously reported [Member] | Series A - 1 Preferred stock [Member]
Temporary equity
Common stock subject to possible redemption		5,714,281
Accounting Standards Update 2014-09 [Member] | As previously reported [Member] | Series A - 2 Preferred stock [Member]
Temporary equity
Common stock subject to possible redemption		2,778,882
Accounting Standards Update 2014-09 [Member] | As previously reported [Member] | Series A - 3 Preferred stock [Member]
Temporary equity
Common stock subject to possible redemption		4,285,715
Accounting Standards Update 2014-09 [Member] | As previously reported [Member] | Series B Preferred stock [Member]
Temporary equity
Common stock subject to possible redemption		56,726,260
Accounting Standards Update 2014-09 [Member] | Restatement impact [Member]
Current assets
Accounts receivable, net of allowances for doubtful accounts of $610,001		(2,062,892)
Total current assets		(2,062,892)
Non-current assets
Property and equipment, net		(1,642,828)
Total Assets		(3,705,720)
Current liabilities:
Accrued and other liabilities		(1,238,380)
Total current liabilities		(1,238,380)
Total liabilities		(1,238,380)
Stockholders' deficit
Accumulated deficit		(2,467,340)
Total stockholders' (deficit) equity		(2,467,340)
Total liabilities and stockholders' (deficit) equity		$ (3,705,720)